Share-Based Compensation (Narrative) (Details) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2021	Mar. 09, 2021	Apr. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures					$ 3,700,000	$ 3,700,000	$ 360,000
Expected weighted average period to recognize the compensation cost, in years						1 year 3 months	6 months
Total share-based expense					$ 750,000	$ 2,570,000
Number of shares authorized					27,000,000	27,000,000	12,000,000
Issuance of common stock for services, shares				500,000
Issuance of stocks to consultants, value				$ 330,000
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							20,473
Maximum number of shares per employee							5,000
Number of shares authorized							50,000
2011 Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							25,627
Maximum number of shares per employee							150,000
Number of shares authorized							3,000,000.0
2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							155,000
Number of shares authorized							12,000,000		12,000,000.0
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value							$ 300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option shares granted						$ 0.54	$ 0.27	$ 0.14
Fair market value of vested shares							$ 900,000	$ 500,000
Intrinsic value of options exercised							$ 0	$ 0
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for services, shares			35,000
Issuance of stocks to consultants, value			$ 40,000.00
Consultant 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Issuance of common stock for services, shares		32,000
Issuance of stocks to consultants, value		$ 50,000.00
Consultant 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Issuance of common stock for services, shares	150,000
Issuance of stocks to consultants, value	$ 200,000
Named Executive Employees [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for services, shares						11,900,000
Non Employee Directors [Member] | Maximum [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares per employee							1,000,000.0
Weighted average fair value of option shares granted							$ 175,000
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Non Employee [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for services, shares						1,100,000